Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2025 USD ($)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth information concerning the compensation of our CEO and other NEOs for each of the fiscal years ending December 31, 2025, 2024, 2023, 2022, and 2021, and our financial performance for each such fiscal year.

					Value of Initial $100 Investment Based on:
Year	Summary Compensation Table Total for CEO[1]	Compensation Actually Paid Total to CEO	Average Summary Compensation Table Total for Non-CEO NEOs[2]	Average Compensation Actually Paid to non-CEO NEOs	5-Year Total Shareholder Return	BKX 5-Year Total Shareholder Return	Net Income ($ in millions)	Return on Equity
2025[3]	$9,683,884	$18,512,734	$2,838,464	$4,290,302	$254	$196	$1,325	16.01%
2024[4]	$9,213,633	$23,395,090	$2,611,210	$4,856,754	$224	$133	$1,166	15.93%
2023[5]	$8,358,550	$15,412,681	$1,948,256	$2,572,881	$161	$104	$1,161	17.91%
2022[6]	$9,076,408	$6,591,588	$2,236,396	$2,110,635	$135	$105	$1,128	19.51%
2021[7]	$8,649,172	$27,525,426	$1,938,007	$3,294,597	$162	$126	$873	15.70%

1.	The CEO in 2025, 2024, 2023, 2022, and 2021 was Dominic Ng.

2.	The non-CEO NEOs were Christopher J. Del Moral-Niles, Irene H. Oh, Douglas P. Krause, and Parker L. Shi in 2025 and 2024; Christopher J. Del Moral-Niles, Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Gary Teo in 2023; Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Gary Teo in 2022; Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Nick Huang in 2021.

3.	The LTI Plan for the 2025-2027 performance period has an estimated payout of 172%. The LTI Plan for the 2024-2026 performance period has an estimated payout of 179%. The LTI Plan for the 2023-2025 performance period paid out at 179%.

4.	The LTI Plan for the 2024-2026 performance period has an estimated payout of 175%. The LTI Plan for the 2023-2025 performance period has an estimated payout of 175%. The LTI Plan for the 2022-2024 performance period paid out at 173%.

5.	The LTI Plan for the 2023-2025 performance period has an estimated payout of 175%. The LTI Plan for the 2022-2024 performance period has an estimated payout of 175%. The LTI Plan for the 2021-2023 performance period paid out at 178%.

6.	The LTI Plan for the 2022-2024 performance period has an estimated payout of 175%. The LTI Plan for the 2021-2023 performance period has an estimated payout of 174%. The LTI Plan for the 2020-2022 performance period paid out at 182%.

7.	The LTI Plan for the 2021-2023 performance period has an estimated payout of 175%. The LTI Plan for the 2020-2022 performance period has an estimated payout of 174%. The LTI Plan for the 2019-2021 performance period paid out at 182%.

Named Executive Officers, Footnote		The non-CEO NEOs were Christopher J. Del Moral-Niles, Irene H. Oh, Douglas P. Krause, and Parker L. Shi in 2025 and 2024; Christopher J. Del Moral-Niles, Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Gary Teo in 2023; Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Gary Teo in 2022; Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Nick Huang in 2021.
PEO Total Compensation Amount	[1]	$ 9,683,884	[2]	$ 9,213,633	[3]	$ 8,358,550	[4]	$ 9,076,408	[5]	$ 8,649,172	[6]
PEO Actually Paid Compensation Amount		$ 18,512,734	[2]	23,395,090	[3]	15,412,681	[4]	6,591,588	[5]	27,525,426	[6]
Adjustment To PEO Compensation, Footnote

The following table reconciles the total compensation shown in the “Summary Compensation Table” to the compensation actually paid to NEOs shown in the “Pay Versus Performance” table above.

			CEO			Average of Non-CEO NEOs
Year	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Summary Compensation Table Total	$9,683,884	$9,213,633	$8,358,550	$9,076,408	$8,649,172	$2,838,464	$2,611,210	$1,948,256	$2,236,396	$1,938,007
Less: Fair Value of Stock Awards Granted in Fiscal Year	(5,094,193)	(4,712,953)	(4,745,307)	(4,538,539)	(5,065,596)	(842,266)	(787,163)	(691,878)	(669,169)	(774,146)
Add: Fair Value of Stock Awards Granted in Fiscal Year - Value at Year-End	10,281,679	10,079,161	7,767,249	6,470,141	9,535,338	1,698,485	1,682,151	970,334	953,841	1,118,976
Change in Fair Value for Stock Awards Granted in Prior Years that were Unvested at the End of Fiscal Year	3,488,026	8,009,604	1,451,398	(4,846,683)	10,881,577	560,330	1,113,589	153,827	(463,118)	781,123
Change in Fair Value of Stock Awards Granted in Prior Years that Vested during the Fiscal Year	(538,100)	147,519	1,919,170	(237,470)	2,894,477	(68,654)	132,990	124,875	(18,447)	193,214
Add: Dividends Paid on Unvested Shares Units for the Fiscal Year	691,438	658,126	661,621	667,731	630,458	103,943	103,977	67,467	71,132	37,423
Compensation Actually Paid	$18,512,734	$23,395,090	$15,412,681	$6,591,588	$27,525,426	$4,290,302	$4,856,754	$2,572,881	$2,110,635	$3,294,597

Non-PEO NEO Average Total Compensation Amount	[7]	$ 2,838,464	[2]	2,611,210	[3]	1,948,256	[4]	2,236,396	[5]	1,938,007	[6]
Non-PEO NEO Average Compensation Actually Paid Amount		$ 4,290,302	[2]	4,856,754	[3]	2,572,881	[4]	2,110,635	[5]	3,294,597	[6]
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

For the fiscal year ending December 31, 2025, the most important financial performance measures used to link compensation actually paid to our NEOs to Company are listed as follows.

Important Financial Performance Measurements
Return on Assets	Return on Equity	Total Shareholder Return

Total Shareholder Return Amount		$ 254	[2]	224	[3]	161	[4]	135	[5]	162	[6]
Peer Group Total Shareholder Return Amount		196	[2]	133	[3]	104	[4]	105	[5]	126	[6]
Net Income (Loss)		$ 1,325,000,000	[2]	$ 1,166,000,000	[3]	$ 1,161,000,000	[4]	$ 1,128,000,000	[5]	$ 873,000,000	[6]
Company Selected Measure Amount		16.01	[2]	15.93	[3]	17.91	[4]	19.51	[5]	15.7	[6]
PEO Name		Dominic Ng		Dominic Ng		Dominic Ng		Dominic Ng		Dominic Ng
Measure:: 1
Pay vs Performance Disclosure
Name		Return on Assets
Measure:: 2
Pay vs Performance Disclosure
Name		Return on Equity
Measure:: 3
Pay vs Performance Disclosure
Name		Total Shareholder Return
PEO | Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (5,094,193)		$ (4,712,953)		$ (4,745,307)		$ (4,538,539)		$ (5,065,596)
PEO | Fair Value of Stock Awards Granted in Fiscal Year - Value at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,281,679		10,079,161		7,767,249		6,470,141		9,535,338
PEO | Change in Fair Value for Stock Awards Granted in Prior Years that were Unvested at the End of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,488,026		8,009,604		1,451,398		(4,846,683)		10,881,577
PEO | Change in Fair Value of Stock Awards Granted in Prior Years that Vested during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(538,100)		147,519		1,919,170		(237,470)		2,894,477
PEO | Dividends Paid on Unvested Shares Units for the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		691,438		658,126		661,621		667,731		630,458
Non-PEO NEO | Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(842,266)		(787,163)		(691,878)		(669,169)		(774,146)
Non-PEO NEO | Fair Value of Stock Awards Granted in Fiscal Year - Value at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,698,485		1,682,151		970,334		953,841		1,118,976
Non-PEO NEO | Change in Fair Value for Stock Awards Granted in Prior Years that were Unvested at the End of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		560,330		1,113,589		153,827		(463,118)		781,123
Non-PEO NEO | Change in Fair Value of Stock Awards Granted in Prior Years that Vested during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(68,654)		132,990		124,875		(18,447)		193,214
Non-PEO NEO | Dividends Paid on Unvested Shares Units for the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 103,943		$ 103,977		$ 67,467		$ 71,132		$ 37,423

[1]	The CEO in 2025, 2024, 2023, 2022, and 2021 was Dominic Ng.
[2]	The LTI Plan for the 2025-2027 performance period has an estimated payout of 172%. The LTI Plan for the 2024-2026 performance period has an estimated payout of 179%. The LTI Plan for the 2023-2025 performance period paid out at 179%.
[3]	The LTI Plan for the 2024-2026 performance period has an estimated payout of 175%. The LTI Plan for the 2023-2025 performance period has an estimated payout of 175%. The LTI Plan for the 2022-2024 performance period paid out at 173%.
[4]	The LTI Plan for the 2023-2025 performance period has an estimated payout of 175%. The LTI Plan for the 2022-2024 performance period has an estimated payout of 175%. The LTI Plan for the 2021-2023 performance period paid out at 178%.
[5]	The LTI Plan for the 2022-2024 performance period has an estimated payout of 175%. The LTI Plan for the 2021-2023 performance period has an estimated payout of 174%. The LTI Plan for the 2020-2022 performance period paid out at 182%.
[6]	The LTI Plan for the 2021-2023 performance period has an estimated payout of 175%. The LTI Plan for the 2020-2022 performance period has an estimated payout of 174%. The LTI Plan for the 2019-2021 performance period paid out at 182%.
[7]	The non-CEO NEOs were Christopher J. Del Moral-Niles, Irene H. Oh, Douglas P. Krause, and Parker L. Shi in 2025 and 2024; Christopher J. Del Moral-Niles, Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Gary Teo in 2023; Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Gary Teo in 2022; Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Nick Huang in 2021.